JCE
Nuveen Core Equity Alpha Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.1%
	COMMON STOCKS – 99.1%
	Aerospace & Defense – 0.0%
387	Huntington Ingalls Industries Inc	$54,470
	Air Freight & Logistics – 0.3%
2,932	CH Robinson Worldwide Inc	299,621
4,172	Expeditors International of Washington Inc	377,650
	Total Air Freight & Logistics	677,271
	Airlines – 0.2%
9,117	Southwest Airlines Co, (2)	341,887
	Banks – 2.7%
14,375	Bank of America Corp	346,294
9,920	First Republic Bank/CA	1,081,875
14,439	Huntington Bancshares Inc/OH	132,406
4,990	JPMorgan Chase & Co	480,387
12,654	KeyCorp	150,962
18,310	PNC Financial Services Group Inc	2,012,452
59,374	Regions Financial Corp	684,582
377	SVB Financial Group, (2)	90,714
3,854	Truist Financial Corp	146,645
9,986	US Bancorp	357,998
10,622	Wells Fargo & Co	249,723
10,669	Zions Bancorp	311,748
	Total Banks	6,045,786
	Beverages – 0.8%
20,178	Brown-Forman Corp, Class B	1,519,807
3,519	Monster Beverage Corp, (2)	282,224
	Total Beverages	1,802,031
	Biotechnology – 4.7%
36,893	AbbVie Inc, (3)	3,231,458
2,884	Alexion Pharmaceuticals Inc, (2)	330,016
12,824	Amgen Inc	3,259,348
513	Biogen Inc, (2)	145,528
1,591	Incyte Corp, (2)	142,776
3,482	Regeneron Pharmaceuticals Inc, (2)	1,949,154

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Biotechnology (continued)
5,625	Vertex Pharmaceuticals Inc, (2)	$1,530,675
	Total Biotechnology	10,588,955
	Building Products – 0.9%
2,824	A O Smith Corp	149,107
3,666	Allegion plc	362,604
26,057	Masco Corp	1,436,523
	Total Building Products	1,948,234
	Capital Markets – 5.5%
10,776	Bank of New York Mellon Corp	370,048
3,150	Cboe Global Markets Inc	276,381
8,513	Charles Schwab Corp	308,426
7,613	CME Group Inc	1,273,731
6,056	E*TRADE Financial Corp	303,103
7,944	Intercontinental Exchange Inc	794,797
22,492	Invesco Ltd	256,634
928	MarketAxess Holdings Inc	446,915
3,683	Moody's Corp	1,067,518
19,636	Morgan Stanley	949,401
1,813	MSCI Inc	646,842
2,020	Nasdaq Inc	247,874
13,670	Northern Trust Corp	1,065,850
3,822	S&P Global Inc	1,378,213
28,070	State Street Corp	1,665,393
10,937	T Rowe Price Group Inc	1,402,342
	Total Capital Markets	12,453,468
	Chemicals – 3.2%
390	Air Products and Chemicals Inc	116,166
6,281	Celanese Corp	674,894
15,414	Corteva Inc	444,077
10,218	FMC Corp	1,082,188
1,813	International Flavors & Fragrances Inc	222,002
15,278	PPG Industries Inc	1,865,138
3,977	Sherwin-Williams Co	2,770,935
	Total Chemicals	7,175,400
	Commercial Services & Supplies – 0.9%
1,517	Cintas Corp	504,903
5,462	Copart Inc, (2)	574,384
5,250	Republic Services Inc	490,087
10,277	Rollins Inc	556,911
	Total Commercial Services & Supplies	2,126,285

Shares	Description (1)	Value
	Communications Equipment – 0.4%
1,388	Arista Networks Inc, (2)	$287,219
10,162	Juniper Networks Inc	218,483
3,002	Motorola Solutions Inc	470,743
	Total Communications Equipment	976,445
	Construction Materials – 0.6%
5,469	Martin Marietta Materials Inc	1,287,184
	Containers & Packaging – 0.7%
2,185	Avery Dennison Corp	279,331
10,306	Packaging Corp of America	1,123,869
6,931	Westrock Co	240,783
	Total Containers & Packaging	1,643,983
	Diversified Telecommunication Services – 0.7%
15,960	AT&T Inc	455,019
33,874	CenturyLink Inc	341,789
11,639	Verizon Communications Inc	692,404
	Total Diversified Telecommunication Services	1,489,212
	Electric Utilities – 2.4%
9,574	Entergy Corp	943,326
29,219	FirstEnergy Corp	838,877
10,107	NextEra Energy Inc	2,805,299
34,641	PPL Corp	942,582
	Total Electric Utilities	5,530,084
	Electrical Equipment – 1.6%
9,607	AMETEK Inc	954,936
8,553	Eaton Corp PLC	872,662
17,428	Emerson Electric Co	1,142,754
2,450	Rockwell Automation Inc	540,666
	Total Electrical Equipment	3,511,018
	Electronic Equipment, Instruments & Components – 1.7%
21,705	Amphenol Corp	2,350,000
2,587	IPG Photonics Corp, (2)	439,713
4,832	Keysight Technologies Inc, (2)	477,305
2,572	Zebra Technologies Corp, (2)	649,327
	Total Electronic Equipment, Instruments & Components	3,916,345
	Energy Equipment & Services – 0.0%
4,941	National Oilwell Varco Inc, (2)	44,765
	Entertainment – 1.4%
22,991	Activision Blizzard Inc	1,861,122
6,813	Electronic Arts Inc, (2)	888,483

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Entertainment (continued)
1,678	Live Nation Entertainment Inc, (2)	$90,411
2,496	Take-Two Interactive Software Inc, (2)	412,389
	Total Entertainment	3,252,405
	Equity Real Estate Investment Trust – 3.1%
4,358	Alexandria Real Estate Equities Inc	697,280
276	American Tower Corp	66,717
1,605	Digital Realty Trust Inc	235,550
8,801	Duke Realty Corp	324,757
2,057	Equinix Inc	1,563,587
10,300	Equity Residential	528,699
1,088	Federal Realty Investment Trust	79,903
5,489	Host Hotels & Resorts Inc	59,226
3,030	Iron Mountain Inc	81,174
28,350	Kimco Realty Corp	319,221
6,700	Mid-America Apartment Communities Inc	776,865
15,206	Prologis Inc	1,530,028
5,381	Realty Income Corp	326,896
3,322	Vornado Realty Trust	111,984
10,011	Weyerhaeuser Co, (3)	285,514
	Total Equity Real Estate Investment Trust	6,987,401
	Food & Staples Retailing – 2.7%
6,932	Costco Wholesale Corp	2,460,860
31,012	Kroger Co	1,051,617
33,272	Sysco Corp	2,070,184
4,283	Walgreens Boots Alliance Inc	153,845
2,779	Walmart Inc	388,810
	Total Food & Staples Retailing	6,125,316
	Food Products – 2.9%
51,340	Archer-Daniels-Midland Co	2,386,797
16,277	Campbell Soup Co	787,318
6,182	Conagra Brands Inc	220,759
1,610	General Mills Inc	99,305
15,710	Hormel Foods Corp	768,062
832	J M Smucker Co	96,113
14,035	Kellogg Co	906,521
3,837	Lamb Weston Holdings Inc	254,278
5,653	McCormick & Co Inc/MD	1,097,247
	Total Food Products	6,616,400
	Health Care Equipment & Supplies – 6.5%
5,720	Abbott Laboratories	622,508

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
610	ABIOMED Inc, (2)	$169,007
3,584	Align Technology Inc, (2)	1,173,258
34,300	Baxter International Inc, (3)	2,758,406
2,418	Becton Dickinson and Co	562,620
337	DexCom Inc, (2)	138,921
20,346	Edwards Lifesciences Corp, (2)	1,624,018
8,866	Hologic Inc, (2)	589,323
5,484	Intuitive Surgical Inc, (2), (3)	3,891,117
8,708	Medtronic PLC	904,935
4,600	ResMed Inc	788,578
187	Teleflex Inc	63,659
10,021	Zimmer Biomet Holdings Inc	1,364,259
	Total Health Care Equipment & Supplies	14,650,609
	Health Care Providers & Services – 3.6%
4,016	AmerisourceBergen Corp	389,231
8,365	Cardinal Health Inc	392,737
12,962	Centene Corp, (2)	756,073
1,625	Cigna Corp	275,291
32,234	CVS Health Corp	1,882,466
5,455	DaVita Inc, (2)	467,221
15,120	HCA Healthcare Inc, (2)	1,885,161
5,310	Humana Inc	2,197,756
	Total Health Care Providers & Services	8,245,936
	Hotels, Restaurants & Leisure – 1.4%
1,275	Chipotle Mexican Grill Inc, (2)	1,585,730
506	Domino's Pizza Inc	215,192
8,366	Hilton Worldwide Holdings Inc, (2)	713,787
6,600	Las Vegas Sands Corp, (2)	307,956
4,831	MGM Resorts International	105,074
2,959	Norwegian Cruise Line Holdings Ltd, (2)	50,629
1,389	Wynn Resorts Ltd, (2)	99,744
	Total Hotels, Restaurants & Leisure	3,078,112
	Household Durables – 0.6%
6,196	Garmin Ltd	587,752
41,587	Newell Brands Inc	713,633
	Total Household Durables	1,301,385
	Household Products – 0.5%
5,498	Church & Dwight Co Inc	515,218
2,461	Clorox Co	517,228

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Household Products (continued)
2,554	Colgate-Palmolive Co	$197,041
	Total Household Products	1,229,487
	Independent Power & Renewable Electricity Producers – 0.6%
45,665	AES Corp	826,993
19,380	NRG Energy Inc	595,741
	Total Independent Power & Renewable Electricity Producers	1,422,734
	Industrial Conglomerates – 0.0%
175	Roper Technologies Inc	69,144
	Insurance – 2.8%
14,600	Aflac Inc	530,710
4,783	Allstate Corp	450,272
1,274	Aon PLC	262,826
9,987	Arthur J Gallagher & Co	1,054,427
6,281	Assurant Inc	761,948
7,781	Cincinnati Financial Corp	606,685
1,877	Everest Re Group Ltd	370,783
17,290	Globe Life Inc	1,381,471
4,717	Hartford Financial Services Group Inc	173,869
2,183	Loews Corp	75,859
1,713	Marsh & McLennan Cos Inc	196,481
4,720	Progressive Corp	446,842
575	Willis Towers Watson PLC	120,071
	Total Insurance	6,432,244
	Interactive Media & Services – 0.1%
7,214	Twitter Inc, (2)	321,023
	Internet & Direct Marketing Retail – 1.0%
547	Amazon.com Inc, (2)	1,722,355
308	Booking Holdings Inc, (2)	526,890
683	Expedia Group Inc, (2)	62,624
	Total Internet & Direct Marketing Retail	2,311,869
	IT Services – 4.0%
5,311	Accenture PLC	1,200,233
3,757	Akamai Technologies Inc, (2)	415,299
8,685	Automatic Data Processing Inc	1,211,471
3,859	Broadridge Financial Solutions Inc	509,388
6,500	Fiserv Inc, (2)	669,825
994	FleetCor Technologies Inc, (2)	236,672
3,575	Gartner Inc, (2)	446,696
2,026	Jack Henry & Associates Inc	329,407

Shares	Description (1)	Value
	IT Services (continued)
5,061	Mastercard Inc, Class A	$1,711,478
15,000	Paychex Inc	1,196,550
1,899	VeriSign Inc, (2)	389,010
34,207	Western Union Co	733,056
	Total IT Services	9,049,085
	Life Sciences Tools & Services – 0.7%
4,110	Agilent Technologies Inc	414,863
152	Bio-Rad Laboratories Inc, (2)	78,350
3,148	Illumina Inc, (2)	972,984
213	Thermo Fisher Scientific Inc	94,044
	Total Life Sciences Tools & Services	1,560,241
	Machinery – 1.6%
1,340	Cummins Inc	282,955
716	Deere & Co	158,687
4,968	Dover Corp	538,233
744	IDEX Corp	135,713
2,791	Illinois Tool Works Inc	539,249
2,590	Ingersoll Rand Inc, (2)	92,204
9,804	PACCAR Inc	836,085
3,002	Parker-Hannifin Corp	607,425
7,121	Pentair PLC	325,928
525	Snap-on Inc	77,243
	Total Machinery	3,593,722
	Media – 1.3%
3,366	Charter Communications Inc, (2)	2,101,528
8,934	Discovery Inc, (2)	194,493
11,970	Discovery Inc, (2), (3)	234,612
21,280	News Corp, Class A	298,346
2,386	Omnicom Group Inc	118,107
	Total Media	2,947,086
	Metals & Mining – 0.3%
18,941	Freeport-McMoRan Inc, (2)	296,237
4,602	Newmont Corp	291,997
	Total Metals & Mining	588,234
	Multiline Retail – 2.8%
12,532	Dollar General Corp	2,626,958
3,846	Dollar Tree Inc, (2)	351,294
20,549	Target Corp	3,234,823
	Total Multiline Retail	6,213,075

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Multi-Utilities – 0.2%
2,271	CMS Energy Corp	$139,462
3,670	Dominion Energy Inc	289,673
	Total Multi-Utilities	429,135
	Oil, Gas & Consumable Fuels – 1.0%
3,528	Apache Corp	33,410
21,967	Devon Energy Corp	207,808
2,856	EOG Resources Inc	102,645
53,900	Kinder Morgan Inc	664,587
70,251	Marathon Oil Corp, (2)	287,326
8,423	Occidental Petroleum Corp	84,314
6,633	Phillips 66	343,855
1,375	Pioneer Natural Resources Co	118,236
10,990	Valero Energy Corp	476,087
	Total Oil, Gas & Consumable Fuels	2,318,268
	Personal Products – 0.2%
2,199	Estee Lauder Cos Inc	479,932
	Pharmaceuticals – 4.3%
54,720	Bristol-Myers Squibb Co, (3)	3,299,069
9,750	Eli Lilly and Co	1,443,195
24,471	Merck & Co Inc	2,029,870
33,493	Mylan NV, (2)	496,701
9,788	Perrigo Co PLC	449,367
11,427	Zoetis Inc	1,889,683
	Total Pharmaceuticals	9,607,885
	Professional Services – 1.1%
23,327	IHS Markit Ltd, (3)	1,831,403
11,620	Nielsen Holdings PLC	164,772
1,113	Robert Half International Inc	58,922
2,791	Verisk Analytics Inc	517,200
	Total Professional Services	2,572,297
	Real Estate Management & Development – 0.1%
6,394	CBRE Group Inc, (2)	300,326
	Road & Rail – 2.4%
27,055	CSX Corp, (3)	2,101,362
11,599	JB Hunt Transport Services Inc	1,465,882
4,411	Kansas City Southern	797,641
6,286	Old Dominion Freight Line Inc	1,137,263
	Total Road & Rail	5,502,148

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 6.2%
8,727	Advanced Micro Devices Inc, (2)	$715,527
3,302	Analog Devices Inc	385,475
6,910	Applied Materials Inc	410,800
6,720	Intel Corp	347,962
11,726	KLA Corp	2,271,795
6,096	Lam Research Corp	2,022,348
10,982	Maxim Integrated Products Inc, (2)	742,493
2,206	Microchip Technology Inc	226,689
21,397	Micron Technology Inc, (2)	1,004,803
12,903	Qorvo Inc, (2)	1,664,616
9,540	QUALCOMM Inc	1,122,667
13,362	Skyworks Solutions Inc	1,944,171
3,324	Texas Instruments Inc	474,634
5,806	Xilinx Inc	605,217
	Total Semiconductors & Semiconductor Equipment	13,939,197
	Software – 6.8%
7,994	ANSYS Inc, (2)	2,615,877
1,222	Autodesk Inc, (2)	282,294
7,017	Cadence Design Systems Inc, (2)	748,223
10,498	Citrix Systems Inc	1,445,680
13,300	Fortinet Inc, (2)	1,566,873
1,810	Intuit Inc	590,440
26,415	Microsoft Corp	5,555,867
21,567	NortonLifeLock Inc	449,456
2,723	Oracle Corp	162,563
3,581	salesforce.com Inc, (2)	899,977
705	ServiceNow Inc, (2)	341,925
3,086	Synopsys Inc, (2)	660,342
	Total Software	15,319,517
	Specialty Retail – 4.7%
1,131	AutoZone Inc, (2)	1,331,911
8,876	Best Buy Co Inc	987,810
5,545	O'Reilly Automotive Inc, (2)	2,556,688
20,018	Ross Stores Inc, (2)	1,868,080
7,892	Tiffany & Co	914,288
49,055	TJX Cos Inc, (2), (3)	2,729,911
1,776	Tractor Supply Co	254,572
	Total Specialty Retail	10,643,260
	Technology Hardware, Storage & Peripherals – 3.7%
46,568	Apple Inc, (3)	5,393,040

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals (continued)
21,900	NetApp Inc	$960,096
27,063	Seagate Technology PLC	1,333,394
16,514	Western Digital Corp, (2)	603,587
	Total Technology Hardware, Storage & Peripherals	8,290,117
	Textiles, Apparel & Luxury Goods – 1.9%
15,385	Hanesbrands Inc	242,314
18,544	NIKE Inc, Class B	2,328,014
25,300	VF Corp	1,777,325
	Total Textiles, Apparel & Luxury Goods	4,347,653
	Trading Companies & Distributors – 1.2%
10,596	Fastenal Co	477,774
2,324	United Rentals Inc, (2)	405,538
5,000	WW Grainger Inc	1,783,850
	Total Trading Companies & Distributors	2,667,162
	Wireless Telecommunication Services – 0.1%
2,211	T-Mobile US Inc, (2)	252,850
	Total Long-Term Investments (cost $188,401,386)	224,278,078

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.2%
	REPURCHASE AGREEMENTS – 1.2%
$2,746	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $2,745,798, collateralized by $2,813,500, U.S. Treasury Notes, 0.375%, due 9/30/27, value $2,800,752	0.000%	10/01/20	$2,745,798
	Total Short-Term Investments (cost $2,745,798)			2,745,798
	Total Investments (cost $191,147,184) – 100.3%			227,023,876
	Other Assets Less Liabilities – (0.3)% (4)			(585,500)
	Net Assets Applicable to Common Shares – 100%			$226,438,376
Investments in Derivatives
Options Written
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
Russell 2000® Index	Call	(75)	$(11,550,000)	$1,540	10/16/20	$(154,500)
Russell 2000® Index	Call	(215)	(33,325,000)	1,550	10/16/20	(278,425)
Russell 2000® Index	Call	(200)	(31,400,000)	1,570	10/16/20	(219,000)
Russell 2000® Index	Call	(4)	(660,000)	1,650	11/20/20	(6,724)
Total Options Written (premiums received $906,477)		(494)	$(76,935,000)			$(658,649)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$224,278,078	$ —	$ —	$224,278,078
Short-Term Investments:
Repurchase Agreements	—	2,745,798	—	2,745,798
Investments in Derivatives:
Options Written	(658,649)	—	—	(658,649)
Total	$223,619,429	$2,745,798	$ —	$226,365,227

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.
(5)	Exchange-traded, unless otherwise noted.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.